Goodwill and Other Asset Impairments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012
Goodwill And Other Intangible Assets [Line Items]
Impairment of buildings	$ 2.1
Impairment of Goodwill	19.7
Impairment of other intangibles assets	0.2
Goodwill and other asset impairments		$ 22.0